CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounts Receivable, Allowance for Credit Loss	$ 6,271	$ 5,946		$ 7,773	$ 7,843
Temporary Equity, Par Value	$ 0.01	$ 0.01
Temporary Equity, Shares Authorized	900,000	900,000
Temporary Equity, Shares Outstanding	696,115	677,484		606,910
Common Stock, Par or Stated Value Per Share	$ 0.01	$ 0.01		$ 0.01
Common Stock, Shares Authorized	185,000,000.0	185,000,000.0		185,000,000.0
Common Stock, Shares, Issued	153,600,000	153,549,011		153,539,011
Common Stock, Shares, Outstanding	153,300,000	153,313,505		153,303,505
Redeemable Preferred Stock
Temporary Equity, Par Value	$ 0.01	$ 0.01		$ 0.01
Temporary Equity, Shares Authorized	900,000	900,000		900,000
Temporary Equity, Shares Outstanding	696,115	677,484	623,601	606,910	543,526
Temporary Equity, Liquidation Preference	$ 704,197	$ 685,350		$ 613,957